SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 193,230	$ 4,124
Cost of sales	(65,369)	(1,391)
EARNINGS FROM MINING OPERATIONS	127,861	2,733
Exploration and evaluation expenses	(18,939)	(15,108)
General and administrative expenses	(10,913)	(7,207)
Depreciation	(277)	(154)
Share based payments	(2,447)	(2,329)
Interest income	2,167	341
Interest and accretion expense	(8,890)	(1,637)
Loss on early settlement of project loan	(13,219)
Interest and finance costs		(1,296)
Foreign exchange	3,014	(3,726)
Other gain (loss)	41	809
Income taxes	(32,628)
INCOME (LOSS) FOR THE PERIOD	45,770	(26,278)
Property, plant and equipment	224,416	7,635
Mineral properties under development and construction		213,749
Exploration and evaluation properties	242,743	82,743
Total assets	613,816	364,895
Total liabilities	(216,832)	(180,478)
Mexico
Disclosure of geographical areas [line items]
Revenue	193,109	4,124
Cost of sales	(65,320)	(1,391)
EARNINGS FROM MINING OPERATIONS	127,789	2,733
Exploration and evaluation expenses	(3,765)	(9,908)
Depreciation	(23)
Share based payments	(37)	(89)
Interest income	1,844
Interest and accretion expense	(2,315)
Interest and finance costs		(1,406)
Foreign exchange	(778)	(3,956)
Other gain (loss)		220
Income taxes	(29,478)
INCOME (LOSS) FOR THE PERIOD	93,237	(12,406)
Property, plant and equipment	222,767	7,466
Mineral properties under development and construction		213,749
Total assets	348,390	267,403
Panama
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	(7,176)	(4,771)
Depreciation	(15)	(36)
Share based payments	(70)	(51)
INCOME (LOSS) FOR THE PERIOD	(7,261)	(4,858)
Property, plant and equipment	39	37
Exploration and evaluation properties	82,429	82,429
Total assets	83,291	83,162
USA
Disclosure of geographical areas [line items]
Exploration and evaluation expenses	(7,616)	(366)
Depreciation	(45)
Interest and accretion expense	(35)
Foreign exchange	37
Other gain (loss)	39
INCOME (LOSS) FOR THE PERIOD	(7,620)	(366)
Property, plant and equipment	577
Exploration and evaluation properties	160,314	314
Total assets	163,857	314
Canada
Disclosure of geographical areas [line items]
Revenue	121
Cost of sales	(49)
EARNINGS FROM MINING OPERATIONS	72
Exploration and evaluation expenses	(382)	(63)
General and administrative expenses	(10,913)	(7,207)
Depreciation	(194)	(118)
Share based payments	(2,340)	(2,189)
Interest income	323
Interest and accretion expense	(6,540)
Loss on early settlement of project loan	(13,219)
Interest and finance costs		(110)
Foreign exchange	3,755	230
Other gain (loss)	2	589
Income taxes	(3,150)
INCOME (LOSS) FOR THE PERIOD	(32,586)	(8,648)
Property, plant and equipment	1,033	132
Total assets	$ 18,278	$ 14,016